Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Employee expense
Total stock-based compensation expense recognized	$ 545,602	$ 1,170,697	$ 2,525,753	$ 3,091,466
Granted in 2015 [Member]
Employee expense
Total stock-based compensation expense recognized	545,602	828,876	1,832,425	2,749,645
Granted in 2018 [Member]
Employee expense
Total stock-based compensation expense recognized		341,821	13,038	341,821
Granted in 2019 [Member]
Employee expense
Total stock-based compensation expense recognized			$ 680,290